Operating Segments (Sales by geographical location of the customer by Operating Segments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [Line Items]
Sales	$ 10,015	$ 6,955	$ 5,043
Europe [Member]
Disclosure of geographical areas [Line Items]
Sales	2,809	2,159	1,822
Asia [Member]
Disclosure of geographical areas [Line Items]
Sales	2,743	1,876	1,432
South America [Member]
Disclosure of geographical areas [Line Items]
Sales	2,315	1,305	517
North America [Member]
Disclosure of geographical areas [Line Items]
Sales	1,577	1,186	859
Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	571	429	413
Industrial Products [Member]
Disclosure of geographical areas [Line Items]
Sales	1,766	1,617	1,255
Industrial Products [Member] | Europe [Member]
Disclosure of geographical areas [Line Items]
Sales	574	530	458
Industrial Products [Member] | Asia [Member]
Disclosure of geographical areas [Line Items]
Sales	664	597	405
Industrial Products [Member] | South America [Member]
Disclosure of geographical areas [Line Items]
Sales	40	64	40
Industrial Products [Member] | North America [Member]
Disclosure of geographical areas [Line Items]
Sales	401	363	299
Industrial Products [Member] | Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	87	63	53
Potash [Member]
Disclosure of geographical areas [Line Items]
Sales	3,313	1,776	1,268
Potash [Member] | Europe [Member]
Disclosure of geographical areas [Line Items]
Sales	698	430	376
Potash [Member] | Asia [Member]
Disclosure of geographical areas [Line Items]
Sales	1,008	478	412
Potash [Member] | South America [Member]
Disclosure of geographical areas [Line Items]
Sales	938	467	212
Potash [Member] | North America [Member]
Disclosure of geographical areas [Line Items]
Sales	365	209	84
Potash [Member] | Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	304	192	184
Phosphate Solutions [Member]
Disclosure of geographical areas [Line Items]
Sales	3,106	2,254	1,816
Phosphate Solutions [Member] | Europe [Member]
Disclosure of geographical areas [Line Items]
Sales	881	611	557
Phosphate Solutions [Member] | Asia [Member]
Disclosure of geographical areas [Line Items]
Sales	817	617	477
Phosphate Solutions [Member] | South America [Member]
Disclosure of geographical areas [Line Items]
Sales	496	343	210
Phosphate Solutions [Member] | North America [Member]
Disclosure of geographical areas [Line Items]
Sales	654	491	372
Phosphate Solutions [Member] | Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	258	192	200
Growing Solutions [Member]
Disclosure of geographical areas [Line Items]
Sales	2,422	1,670	1,033
Growing Solutions [Member] | Europe [Member]
Disclosure of geographical areas [Line Items]
Sales	880	727	561
Growing Solutions [Member] | Asia [Member]
Disclosure of geographical areas [Line Items]
Sales	286	206	161
Growing Solutions [Member] | South America [Member]
Disclosure of geographical areas [Line Items]
Sales	849	436	56
Growing Solutions [Member] | North America [Member]
Disclosure of geographical areas [Line Items]
Sales	166	127	106
Growing Solutions [Member] | Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	241	174	149
Other activities [Member]
Disclosure of geographical areas [Line Items]
Sales	23	28	35
Other activities [Member] | Europe [Member]
Disclosure of geographical areas [Line Items]
Sales	18	23	30
Other activities [Member] | Asia [Member]
Disclosure of geographical areas [Line Items]
Sales	0	1	1
Other activities [Member] | South America [Member]
Disclosure of geographical areas [Line Items]
Sales	0	0	0
Other activities [Member] | North America [Member]
Disclosure of geographical areas [Line Items]
Sales	1	1	2
Other activities [Member] | Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	4	3	2
Reconciliations [Member]
Disclosure of geographical areas [Line Items]
Sales	(615)	(390)	(364)
Reconciliations [Member] | Europe [Member]
Disclosure of geographical areas [Line Items]
Sales	(242)	(162)	(160)
Reconciliations [Member] | Asia [Member]
Disclosure of geographical areas [Line Items]
Sales	(32)	(23)	(24)
Reconciliations [Member] | South America [Member]
Disclosure of geographical areas [Line Items]
Sales	(8)	(5)	(1)
Reconciliations [Member] | North America [Member]
Disclosure of geographical areas [Line Items]
Sales	(10)	(5)	(4)
Reconciliations [Member] | Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	$ (323)	$ (195)	$ (175)